Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2020
Goodwill and Other Intangible Assets
Goodwill and Other Intangible Assets

Note 9. Goodwill and Other Intangible Assets

The Company tests goodwill and indefinite-lived intangible assets for impairment annually as of October 1st, or more frequently whenever events or changes in circumstances indicate that the asset might be impaired. The assessment of goodwill has been based on the historical goodwill for the continuing and discontinued operations of the business on a combined basis which was $100.9 million as of December 31, 2020 and 2019. Goodwill is net of accumulated impairment charges of $86.3 million at December 31, 2020 and 2019. The following table sets forth the carrying value of goodwill as of December 31, 2019 and 2020, respectively (in thousands).

Goodwill
January 1, 2019	$55,847
Impairments	—
December 31, 2019	55,847
Impairments	—
December 31, 2020	$55,847

The following tables sets forth the major categories of the Company’s intangible assets and the weighted-average remaining amortization period as of December 31, 2020 and 2019, for those assets that are not already fully amortized (in thousands):

	December 31, 2020
					Weighted
					Average
	Gross			Net	Remaining
	Carrying	Accumulated		Carrying	Amortization
	Amount	Amortization	Impairment	Amount	Period (Years)
IPR&D	$64,000	$—	$(28,910)	$35,090	Indefinite Lived
	$64,000	$—	$(28,910)	$35,090

	December 31, 2019
					Weighted
					Average
					Remaining
	Gross			Net	Amortization
	Carrying	Accumulated		Carrying	Period
	Amount	Amortization	Impairment	Amount	(Years)
Product Rights	$19,700	$(1,970)	$(17,730)	$—	—
IPR&D	$64,000	$—	$—	$64,000	Indefinite Lived
	$83,700	$(1,970)	$(17,730)	$64,000

Changes in intangible assets during the years ended December 31, 2019 and 2020, were as follows (in thousands):

	Intangible Assets	Total
January 1, 2019	$83,700	$83,700
Amortization	(1,970)	(1,970)
Impairments	(17,730)	(17,730)
December 31, 2019	64,000	64,000
Amortization	—	—
Impairments	(28,910)	(28,910)
December 31, 2020	$35,090	$35,090

As part of the Company’s goodwill and intangible asset impairment assessments performed on the annual assessment date, when indicators of impairment are identified and when IPR&D assets are put into service, when a qualitative assessment is performed, the Company estimates the fair values of the intangible assets using an income approach that utilizes a discounted cash flow model, or, where appropriate, a market approach. The discounted cash flow models are dependent upon our estimates of future cash flows and other factors. These estimates of future cash flows involve assumptions concerning (i) future operating performance, including future sales, long-term growth rates, operating margins, variations in the amounts, allocation and timing of cash flows and the probability of achieving the estimated cash flows and (ii) future economic conditions. These assumptions are based on significant inputs not observable in the market and thus represent Level 3 measurements within the fair value hierarchy. As of October 1, 2020, the Company performed a qualitative assessment for goodwill and for the IPR&D assets and concluded that the assets were not impaired. The discount rates applied to the estimated cash flows for the Company’s 2019 annual goodwill and indefinite-lived intangible assets impairment test was 16.5%, based on the overall risk associated with the particular assets and other market factors. Indefinite-lived intangible assets classified as in-process research and development, or IPRD, are subject to adjustments reducing their anticipated revenues and costs by a probability of success, or POS, factor based upon empirical research of probabilities a new drug candidate would be approved based on the candidate’s stage of clinical development. The POS factor applied to the IPRD asset on a subsequent assessment as of December 31, 2020 was 69.6% and the discount rate was 9.5%. The Company believes the discount rates and other inputs and assumptions are consistent with those that a market participant would use. Impairment charges resulting from annual or interim goodwill and intangible asset impairment assessments, if any, are recorded to Impairment of intangible assets in the Consolidated Statements of Operations and Comprehensive Loss.

Impairments of intangible assets for the year-ended December 31, 2020 was $28.9 million consisting of the write-down to fair value for arbaclofen ER, an indefinite-lived In-Process R&D asset, which resulted in an impairment charge of $28.9 million due to a delay in the anticipated commercialization date of the product, if approved.

During 2019, we recognized an impairment of finite-lived intangible assets of $17.7 million, consisting primarily of the write-off of Osmolex ER. Osmolex ER was impaired due to underperforming revenue expectations subsequent to the launch of the product.

Amortization expense was $0.0 million and $2.0 million for the years ended December 31, 2020 and 2019, respectively and is recorded to Cost of goods sold (inclusive of amortization of intangibles) in the Consolidated Statements of Operations and Comprehensive Loss.